FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 47,287	$ 47,626
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	776	818
Financial liabilities	5,327	5,324
Carrying amount | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	60	42
Carrying amount | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	716	776
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,729	4,729
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	598	595
At fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	776	818
Financial liabilities	5,528	5,416
At fair value [member] | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	60	42
At fair value [member] | Other assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	716	776
At fair value [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,930	4,821
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	598	$ 595
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	2,250
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	60
Recurring fair value measurement | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	330
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	1,860
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	60
Recurring fair value measurement | Other investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	60
Recurring fair value measurement | Other investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	330
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	330
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivable from NOVAGOLD
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	160
Recurring fair value measurement | Receivable from NOVAGOLD | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	160
Recurring fair value measurement | Investment in Loulo-Gounkoto
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,700
Recurring fair value measurement | Investment in Loulo-Gounkoto | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Investment in Loulo-Gounkoto | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Investment in Loulo-Gounkoto | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 1,700